Label	Element	Value
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SIMT MULTI-ASSET INFLATION MANAGED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return exceeding the rate of inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SEI Investments Management Corporation's (SIMC's) or the sub-advisers' (each, a Sub-Adviser and collectively, the Sub-Advisers) views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange-traded funds (ETFs). The Fund may also invest in real estate investment trusts (REITs) and U.S. and non-U.S. real estate companies.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations (CDOs). The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities, and municipal bonds and debentures. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indexes. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts and commodity investments (including through derivative instruments). The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund, either directly or through its investment in the Subsidiary, may also purchase or sell futures contracts, options, forward contracts and swaps to obtain the Fund's desired exposure to an asset class or for return enhancement or hedging purposes. Interest rate futures contracts are primarily used to hedge interest rate risk in the Fund's U.S. bond holdings. Commodity futures contracts are primarily used to obtain exposure to a diversified set of commodity markets. Interest rate swaps may further be used to manage the Fund's interest rate risk. Swaps on indexes may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. Options may be used to gain exposure to or hedge exposures in the equity and commodity markets. Foreign currency forward rate agreements may be used to hedge all or a portion of the currency risk resulting from investments in non-U.S. equity and fixed income securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser(s) may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Sub-Adviser(s) may buy and sell currencies for hedging or for speculative purposes.

The Sub-Adviser(s) may engage in short sales in an attempt to capitalize on equity securities that it believes will underperform the market or their peers. When a Sub-Adviser(s) sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

CDOs and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO's or CLO's expenses.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability or may otherwise adversely affect their value or performance.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leverage risk, described below. Leveraged Inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying index. To the extent that the Fund invests in Leveraged Inverse ETFs, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises. Leveraged and Leveraged Inverse ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. These investment vehicles may be extremely volatile and can potentially expose the Fund to significant losses.

Exchange-Traded Notes (ETNs) Risks — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — The possibility that the Fund's yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investing in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past three calendar years and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past three calendar years and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad -based index and the Fund's 70/20/10 Blended Benchmark, which consists of the Barclays 1-5 Year U.S. TIPS Total Return Index (70%), the Bloomberg Commodity Index Total Return Index (20%) and the Russell 1000 Low Volatility Total Return Index (10%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 2.01% (06/30/14)

Worst Quarter: -6.08% (06/30/13)

The Fund's Class Y Shares commenced operations on December 31, 2014. For full calendar years through December 31, 2014, the performance of the Fund's Class A Shares is shown. The Fund's Class A Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class A Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad -based index and the Fund's 70/20/10 Blended Benchmark, which consists of the Barclays 1-5 Year U.S. TIPS Total Return Index (70%), the Bloomberg Commodity Index Total Return Index (20%) and the Russell 1000 Low Volatility Total Return Index (10%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Barclays 1-5 Year U.S. TIPS Total Return Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays 1-5 Year U.S. TIPS Total Return Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.60%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Shorts	rr_Component1OtherExpensesOverAssets	0.04%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Total Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
Annual Return 2013	rr_AnnualReturn2013	(6.00%)
Annual Return 2014	rr_AnnualReturn2014	(4.68%)
Annual Return 2015	rr_AnnualReturn2015	(3.89%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.89%)	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.67%)	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2012	[2]
Management Fees of the Fund	ck0000804239_Component1ManagementFeesOverAssets	0.55%
Management Fees of the Subsidiary	ck0000804239_Component2ManagementFeesOverAssets	none
Other Expenses of the Subsidiary	ck0000804239_Component4OtherExpensesOverAssets	none
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.19%)	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.82%)	[2]
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.20%)	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)	[2]

[1]	Index returns are shown from April 30, 2012.
[2]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class A Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class A Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class A Shares.